INVESTMENTS IN AFFILIATES (ICTS Netherlands Airport Services VOF) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments in and Advances to Affiliates [Line Items]
Final dividend upon the final liquidation of NAS			$ 153
ICTS Netherlands Airport Services VOF [Member]
Investments in and Advances to Affiliates [Line Items]
Revenue
Gross profit
Net income (loss)			$ (20)